Revenue (Tables)	12 Months Ended
Dec. 31, 2015
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Revenue from Product Sales

The Company has not generated revenue from product sales. The Company has generated revenue pursuant to (i) license and collaboration agreements, which include upfront payments for licenses or options to obtain licenses, payments for research and development services and milestone payments, and (ii) government grants.

	Years ended December 31,
	2015	2014
License fees	$—	$473,039
Research and development services	5,593	876,619
Milestone payments	2,538,698	3,184,988
Government grants	369,200	830,408
Other Revenues	18,440	—

Total Revenue	$2,931,931	$5,365,054

Balance Sheet Items Related to FP7 Agreement

The following balance sheet items relate to the FP7 agreement:

	Years Ended December 31,
	2015	2014
Other current assets (receivables from FP7 grant)	$980,936	$857,489
Cash (restricted cash)	$17,302	$—
Accounts payable trade	$424,441	$325,864